Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Other Information Related to Operating Leases	Renewal options are included in the lease term when their exercise is reasonably certain. Other information related to the Company's operating leases was as follows:

Year ended December 31 (millions of dollars)	2020	2019
Lease expense	14	10
Lease payments made	13	8

As at December 31	2020	2019
Weighted-average remaining lease term[1] (years)	7	8
Weighted-average discount rate	2.6%	2.7%
1 Includes renewal options that are reasonably certain to be exercised.
Schedule of Future Minimum Operating Lease Payments After Adoption
At December 31, 2020, future minimum operating lease payments were as follows:

(millions of dollars)
2021	16
2022	13
2023	12
2024	12
2025	10
Thereafter	27
Total undiscounted minimum lease payments	90
Less: discounting minimum lease payments to present value	(8)
Total discounted minimum lease payments	82
At December 31, 2019, future minimum operating lease payments were as follows:

(millions of dollars)
2020	12
2021	12
2022	11
2023	10
2024	9
Thereafter	33
Total undiscounted minimum lease payments[1]	87
Less: discounting minimum lease payments to present value	(9)
Total discounted minimum lease payments	78
[1] Excludes committed amounts of $6 million for leases that have not yet commenced.
Schedule of Supplementary Balance Sheet Information
Hydro One presents its ROU assets and lease obligations on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2020	2019
Other long-term assets (Note 14)	77	75
Accounts payable and other current liabilities (Note 15)	12	9
Other long-term liabilities (Note 16)	70	69